Prepayments and Other Assets - Components of Current and Non-Current Portions of Prepayments and Other Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Oct. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current portion:
Contract assets	¥ 1,342,276	$ 191,943		¥ 1,203,612
VAT prepayments	400,499	57,271		355,307
Prepaid licensed copyrights	680	97		37,326
Receivables from online payment agencies	446,276	63,817		451,174
Advances to suppliers	46,863	6,701		43,291
Others	123,188	17,615		102,218
Prepayments and other assets, current	2,406,222	344,085		2,192,928
Non-current portion:
Prepaid licensed copyrights	3,506,742	501,457		2,288,526
Licensed copyrights prepaid assets	396,284	56,668		495,842
Long-term restricted cash	340	49		60,652		¥ 839,963
Others	81,182	11,609		68,899
Prepayments and other assets, noncurrent	8,458,312	1,209,523		2,913,919
PAG
Current portion:
Loan due from PAG	46,440	6,641	$ 114,100	0	$ 522,500
Non-current portion:
Loan due from PAG	¥ 4,473,764	$ 639,740		¥ 0